Other Intangible Assets	12 Months Ended
Dec. 31, 2019
Other Intangible Assets
Other Intangible Assets

Note 14. Other Intangible Assets

	Technology	Software	Others	Total
	(in thousands)
Cost
Balance at January 1, 2018	$6,889	4,268	100	11,257
Acquisitions through business combinations	6,282	-	2,663	8,945
Additions	-	925	-	925
Transfer from property, plant and equipment	-	9	-	9
Disposals	-	-	-	-
Effect of exchange rate changes	-	(8)	(13)	(21)
Balance at December 31, 2018	13,171	5,194	2,750	21,115
Additions	-	152	-	152
Transfer from property, plant and equipment	-	-	-	-
Disposals	-	-	-	-
Effect of exchange rate changes	-	(4)	39	35
Balance at December 31, 2019	$13,171	5,342	2,789	21,302

Accumulated Amortization
Balance at January 1, 2018	$4,756	3,548	54	8,358
Amortization for the year	1,433	469	78	1,980
Transfer from property, plant and equipment	-	7	-	7
Disposals	-	-	-	-
Effect of exchange rate changes	-	(7)	(1)	(8)
Balance at December 31, 2018	6,189	4,017	131	10,337
Amortization for the year	1,492	602	119	2,213
Transfer from property, plant and equipment	-	-	-	-
Disposals	-	-	-	-
Effect of exchange rate changes	-	(4)	6	2
Balance at December 31, 2019	$7,681	4,615	256	12,552

Carrying amounts
At December 31, 2018	$6,982	1,177	2,619	10,778
At December 31, 2019	$5,490	727	2,533	8,750

Others in other intangible assets includes the acquired trademark $1,800 thousand with an indefinite useful life.

Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	7	years
Software	2-10	years
Others (except for trademark)	7-15	years